September 7, 2011
Vincent J. Di Stefano
Senior Counsel
Office of Disclosure and Review
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:      Advisers Investment Trust: File Nos. 333-173080 and 811-22538
Dear Mr. Di Stefano:
     On behalf of Advisers Investment Trust (the Trust”), an Ohio business trust, we hereby file Pre-Effective Amendment No. 1 (the “Amendment”) to a registration statement under the Securities Act of 1933 on Form N-1A filed on March 25, 2011, on behalf of the Equity Fund, Small Cap Fund, Mid Cap Fund, Global Equity Fund, Balanced Fund and Bond Fund (the “Initial Funds”), each a series of the Trust. The Trust received written comments from the staff by letter dated April 20, 2011. Shortly thereafter, I called to inform you that the investment adviser to the Trust would likely change and the Trust would not respond to your comments or file a pre-effective amendment until the new investment adviser was selected.
     The Board of Trustees of the Trust has now approved Independent Franchise Partners, LLP (the “Adviser”) to serve as the Trust’s investment adviser. The Adviser will manage the Independent Franchise Partners US Franchise Equity Fund (“IFP Fund”), which at the present time will be the only series of the Trust. Consequently, disclosure regarding the Initial Funds has been deleted from the prospectus and SAI.
     Because the Initial Funds have been deleted, your comments relating the principal investment strategies of specific funds are no longer applicable. However, the IFP Fund is an equity fund. Therefore, the Trust has complied with those comments directed to the Equity Fund. In addition the Trust has revised its disclosure to the extent that a comment applied to all of the Initial Funds (e.g., the comment regarding moving to Item 9 the disclosure regarding changes to a fund’s principal investment strategy) or to sections of the prospectus other than those relating to the investment strategy and risks of specific Initial Funds. Because of the significant amount of changes to the filing and to increase readability, we have not marked changes.
     The Trust also has added prior performance information for other accounts managed by the Adviser that employ the same investment strategy as the IFP Fund. This information has
Michael.Wible@ThompsonHine.com  Phone 614.469.3297   Fax 614.469.3361

THOMPSON HINE llp	41 South High Street	www.ThompsonHine.com
Attorneys at Law	Suite 1700	Phone 614.469.3200
	Columbus, Ohio 43215-6101	Fax 614.469.3361

August 12, 2011

been added in reliance on the no-action relief granted by the staff in Nicolas-Applegate Mutual Funds, 1997 SEC No-Act LEXIS 264 (Feb. 7, 1997).
     Finally, the Trust requests that the registration statement be made effective on or before October 1, 2011. An acceleration request is being submitted concurrently with the Amendment.
     The Trust has authorized me to convey to you that the Trust acknowledges the following:
1.	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, its does not foreclose the Commission from taking any action with respect to the filing;

2.	The action of the Commission or the staff, acting pursuant to delegated authority, in declare the filing effective, doe not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.	The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     If you have any questions or additional comments, please call the undersigned at 614-469-3297.

Best regards,
/s/ Michael V. Wible
Michael V. Wible

Cc:	Scott Engelhart
Dina Tantra